EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2020	-
Additions	105,358
Balance, December 31, 2021	105,358
Additions	1,193,345
Balance, December 31, 2022	1,298,703

Accumulated Amortization
Balance, December 31, 2020	-
Amortization	14,483
Balance, December 31, 2021	14,483
Amortization	176,229
Balance, December 31, 2022	190,712

Carrying value
As at December 31, 2021	90,875
As at December 31, 2022	1,107,991